Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Effective January 1, 2011, the Company changed its primary basis of accounting to generally accepted accounting principles in the United States of America (“U.S. GAAP”) from Canadian generally accepted accounting principles (“Canadian GAAP”). The Company made the change to U.S. GAAP as a result of the Company’s listing on the NASDAQ Global Select Market (the “US Listing”) and to facilitate comparisons with its industry peers, all of whom are listed in the U.S. and file financial statements prepared in accordance with U.S. GAAP. Previously, the Company prepared its interim and audited financial statements in accordance with Canadian GAAP and included a reconciliation to U.S. GAAP in the audited financial statements.

Effective January 1, 2011, the Company determined that its functional currency has changed from the Canadian dollar to the U.S. dollar. Concurrent with this change in functional currency, the Company adopted the U.S. dollar as its reporting currency.

For presentation purposes, the change was effected for prior periods using the current rate method as follows: assets and liabilities were translated into U.S. dollars at the prevailing exchange rates at each balance sheet date; revenues and expenses were translated at the average exchange rates prevailing during each reporting period; and equity transactions were translated at the prevailing historical exchange rate at each transaction date. Adjustments resulting from the translations are included in the cumulative translation adjustments in shareholders’ equity and totaled $26,055 at December 31, 2010. The change in functional currency on January 1, 2011, resulted in a reduction in the net book value of the Company’s non-current assets of $12,940 (net of the deferred tax impact of $3,110) which has been applied to the Company’s Cumulative Translation Adjustment within Accumulated Other Comprehensive Income.

The consolidated financial statements of WiLAN include the accounts of WiLAN and its wholly owned subsidiaries. All inter-company transactions and balances have been eliminated in the consolidated financial statements.

The significant accounting policies are summarized below:

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the years. Actual results could differ from those estimates.

Revenue Recognition

The Company’s revenue consists of royalty revenue and brokerage revenue. The Company considers revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the licensing agreement, including delivery and acceptance, and collection is reasonably assured. The Company defers recognizing revenue until such time as all criteria are met. Determination of whether or not these criteria have been met may require the Company to make judgments, assumptions and estimates based upon current information and historical experience.

The Company’s royalty revenues consist of fixed fee and running royalty payments. Royalties from fixed fee royalty arrangements may consist of one or more instalments of cash or in-kind property, such as patents. The Company recognizes revenue from these arrangements as amounts become due and collection is assured. Royalties from running royalty arrangements can be based on either a percentage of sales or number of units sold for which the Company earns royalties at the time the licensees’ sales occur. The licensees are obligated to provide the Company with quarterly or semi-annual royalty reports and these reports are typically received subsequent to the period in which the licensees underlying sales occurred. As the Company is unable to estimate the licensees’ sales in any given reporting period to determine the royalties owing, it recognizes revenue from running royalty arrangements in the period in which the royalty report is received and when all other revenue recognition criteria are met.

The Company’s brokerage revenue consists of the sale of patents from within its portfolio and recognizes revenue when it is earned. The Company considers brokerage revenue to be earned when it has persuasive evidence of an arrangement, the obligation has been fulfilled in accordance with the terms of the agreement, including delivery and acceptance and collection is reasonably assured.

Revenue arrangements with extended payment terms, where fees are fixed in one or more installments of cash and which contain terms that could impact the amounts ultimately collected, are generally recognized as collection becomes assured.

Stock-based Compensation

The Company has a share option plan (“Option Plan”) for certain employees, directors and consultants. The Company accounts for stock options using the fair value method. Compensation expense is measured at the estimated fair value of the options at the date of grant and charged to earnings on a straight-line basis over the vesting periods. The amount expensed is credited to additional paid-in capital in the period. Upon the exercise of stock options, cash received is credited to share capital together with any amount previously credited to additional paid-in capital related to the options exercised.

Deferred Stock Units (“DSUs”)

The Company has a DSU plan for certain employees and directors. The Company has the right to settle the DSUs in either cash or by the issuance of common shares. The liability for outstanding units and related expense for the DSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Restricted Share Units (“RSUs”)

The Company has a RSU plan for certain employees and directors and has granted RSUs pursuant to certain employment agreements and in exchange for surrendered stock options. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on dates the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

Income Taxes

The Company uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on the difference between the accounting and tax bases of the assets and liabilities and measured using the substantively enacted tax rates that are expected to be in effect when the differences are estimated to be reversed. In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will be realized. The realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible.

Research and Development (“R&D”)

Costs incurred in R&D, which include engineering expenses, such as staff costs (including stock based compensation) and certain external consultants related to the development efforts, as well as, the expenses related to the management of the patent portfolio, are expensed as incurred.

Computation of Earnings (Loss) Per Share

Basic earnings/loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings/loss per share is computed using the treasury stock method.

Foreign Currency Translation

The Company’s functional currency is United States dollars (“USD”); monetary assets and liabilities denominated in foreign currencies are translated into USD at exchange rates prevailing at the balance sheet date.

The Company enters into forward foreign exchange contracts, from time to time, to manage its exposure to currency rate fluctuations related primarily to future cash inflows and outflows of U.S. dollars. The Company does not hold or issue derivative financial instruments for trading or speculative purposes and it has chosen not to designate them as hedges. Therefore these contracts must be designated as “held for trading” on the balance sheet and fair valued each quarter. The resulting gain or loss on the valuation of these financial instruments is included in net earnings/loss.

Cash and Cash Equivalents

Cash and cash equivalents comprise cash in bank accounts, term deposits and Guaranteed Investment Certificates (“GICs”) with maturities of three months or less at the date of the investment.

Furniture and Equipment

Furniture and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and equipment	5 years

The carrying value of furniture and equipment is reviewed for impairment when events or circumstances indicate that the carrying amount of the asset group may not be recoverable as the furniture and equipment is held to be used. The need for impairment is assessed by comparing the carrying value to the estimated undiscounted future cash flows to be generated by those assets. If this assessment indicates that the carrying value of the furniture and equipment is not recoverable, the carrying value is then compared with the estimated fair value of the assets and the carrying value is written down to the estimated fair value.

Patents and Other Intangibles

Patents and other intangibles are carried at cost less accumulated amortization. Amortization is calculated on the straight-line basis over the estimated useful life or the remaining term of the patent (up to 20 years), whichever is less. The carrying value of patents and other intangibles is reviewed for impairment when events or circumstances indicate that the carrying amount may not be recoverable. The need for impairment is assessed by comparing the carrying value to the estimated undiscounted future cash flows to be generated by those assets. If this assessment indicates that the carrying value of the patents and other intangibles is not recoverable, the carrying value is then compared with the estimated fair value of the assets and the carrying value is written down to the estimated fair value.

Goodwill

Goodwill is recorded as at the date of the business combination and represents the excess of the purchase price of acquired businesses over the fair value assigned to identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired.

The impairment test is carried out in two steps. In the first step, the carrying value of the reporting unit including goodwill is compared with its fair value. When the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is considered not to be impaired and the second step is unnecessary. The Company has one reporting unit.

In the event the fair value of the reporting unit, including goodwill, is less than the carrying value, the implied fair value of the reporting unit’s goodwill is compared with its carrying value to measure the amount of any impairment loss. When the carrying value of goodwill in the reporting unit exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is presented as a separate line item in the consolidated statements of operations and deficit.

Business Segment Information

The Company has one operating segment; Intellectual Property. The Company generates the majority of its revenues in U.S. dollars from several geographic regions; however it has allocated its revenues to the location in which the license originated. All licenses are issued in Canada and therefore all revenues are attributed to Canada.

Debentures

The conversion feature of the Company’s convertible debentures (see Note 8) is treated as a derivative financial instrument and recorded at its fair value as a liability because it was not considered to be indexed to the Company’s common shares since the exercise price was denominated in Canadian dollars and the Company’s functional currency is U.S. dollars. The proceeds from the issuance of the convertible debentures were allocated to the debentures and conversion feature based on the relative fair values of the two components on the date of issuance. The initial fair value of the debenture component was estimated using an interest rate for similar debt instruments excluding a conversion feature and the corresponding discount was amortized over the estimated term of the debt. The initial value of the conversion feature component was determined using Black-Scholes and the foreign exchange rate in effect. The conversion feature component was re-measured at each balance sheet date using Black-Scholes and the foreign exchange rate in effect at the end of the period and any change was recorded as unrealized gain/loss.

Adoption of accounting pronouncements

In 2009, the Emerging Issues Task Force (the “EITF”) reached final consensus under Accounting Standards Update (“ASU”) No. 2009-13 (Topic 605) on the issue related to revenue arrangements with multiple deliverables. This guidance eliminates the residual method of allocating arrangement consideration in arrangements involving multiple deliverables. This guidance is effective for the Company’s revenue arrangements entered into or materially modified on or after January 1, 2011. The Company adopted this guidance in the first quarter of 2011 and the adoption of this new issue did not have a material impact to the Company’s consolidated financial statements.

In 2010, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2010-13 (Topic 718) to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades must not be considered to contain a market, performance, or service condition. Under this guidance, which was effective for years beginning on or after December 15, 2010, an entity would not classify such an award as a liability if it otherwise qualifies for classification in equity. The Company has adopted this guidance in the first quarter of 2011 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04 (Topic 820) to amend fair value measurement and disclosure requirements to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The Company is required to adopt this guidance in the first quarter of 2012 and the adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (Topic 220), to amend the option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. We adopted this guidance in the first quarter of 2011 and the adoption did not have a material impact to our consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08 (Topic 350) to amend the test for goodwill impairment and permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as the basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company is required to adopt this guidance in the first quarter of 2012 and the adoption is not expected to have a material impact on the Company’s consolidated financial statements.